RELATED PARTIES - Narrative (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 25, 2026	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 07, 2025
Related Party Transaction [Line Items]
Present value of minimum payments		$ 1,434.0		$ 1,434.0	$ 1,332.0
Operating lease cost		131.0	$ 176.0		$ 301.0	$ 332.0
Related Party
Related Party Transaction [Line Items]
Present value of minimum payments		174.0		$ 174.0
Operating lease cost		$ 20.0
Ellison Family | Paramount Skydance Corporation Class A Common Stock
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction		77.50%		77.50%
Ellison Family | Paramount Skydance Corporation Class A And Class B Common Stock
Related Party Transaction [Line Items]
Sale of stock, percentage of ownership after transaction				47.80%
Ellison Family | Paramount Skydance Corporation Class B Common Stock
Related Party Transaction [Line Items]
Warrant issuance (in shares)		155		155
Warrants price (in dollars per share)		$ 30.50		$ 30.50
Warrant expiration period (in years)		5 years		5 years
NAI Equity Investors | Paramount Skydance Corporation Class B Common Stock
Related Party Transaction [Line Items]
Warrant issuance (in shares)		200		200
Warrants price (in dollars per share)							$ 30.50
Warrant expiration period (in years)							5 years
Oracle | Related Party | Software as a Service (SaaS) Agreements Payment
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 12.0
Oracle | Related Party | Cloud Infrastructure Services Agreement Commitment | Subsequent Event
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 300.0
Services agreement term	6 years